INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forward	$ 1,785,000	$ 1,785,000
Fixed assets	$ 3,000	$ 2,000
Stock based compensation
Total deferred tax assets	$ 1,788,000	$ 1,787,000
Deferred tax liabilities
Stock based compensation	(128,000)	(122,000)
Other accruals	(32,000)	(31,000)
Total deferred tax liabilities	(160,000)	(153,000)
Net deferred tax assets
Less: valuation allowance	$ (1,628,000)	$ (1,634,000)
Net deferred tax liability